Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023			December 31, 2022
	Intangible Assets, Gross	Accumulated Amortization and Impairment	Intangibles Assets, Net	Intangible Assets, Gross	Accumulated Amortization and Impairment	Intangibles Assets, Net
Contract-based	$300	$(300)	$—	$300	$(300)	$—
Customer-related	21,100	(21,100)	—	21,100	(14,800)	6,300
Technology-based	20,200	(20,200)	—	20,200	(19,400)	800
Talent and representation contracts	10,300	(10,300)	—	10,300	(10,300)	—
Formulae	1,950	(1,950)	—	1,950	(1,146)	804
Trade name	51,200	(51,200)	—	51,200	(50,900)	300

	$105,050	$(105,050)	$—	$105,050	$(96,845)	$8,204